Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments [Abstract]
INVESTMENTS

NOTE 3 – INVESTMENTS

Short-term investments consist of trading stock and debt securities, which include mutual funds and wealth management products issued by commercial banks with maturity within one year. Long-term investments consist of wealth management products with maturity over one year. Investments consisted of the following.

	June 30, 2024	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
	(Unaudited)
Short-term investments
Trading securities	$4,951,441	$4,951,441	$-	$-
Held-to-maturity debt securities	13,188,004	13,188,004	-	-
Long-term investment
Held-to-maturity debt securities	1,000,000	1,000,000	-	-
Total	$19,139,445	$19,139,445	$-	$-

	December 31, 2023	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
Short-term investments
Trading securities	$5,837,445	$5,837,445	$-	$-
Held-to-maturity debt securities	3,000,000	3,000,000	-	-
Long-term investment
Held-to-maturity debt securities	1,000,000	1,000,000	-	-
Total	$9,837,445	$9,837,445	$-	$-

Net investment gain (loss) for the six months ended June 30, 2024 and 2023 consists of the following:

	2024	2023
	(Unaudited)	(Unaudited)
(Loss) gain from sales of short-term investments:
Trading securities	$(3,584)	$31,721
Unrealized gain (loss) of short-term investments:
Trading securities	25,305	(15,263)
Held-to-maturity debt securities	166,383	7,950
Unrealized gain of long-term investments:
Held-to-maturity debt securities	40,000	64,438
Net investment gain	$228,104	$88,846

NOTE 3 – INVESTMENTS

Short-term investments consist of trading stock and debt securities, which include mutual funds and wealth management products issued by commercial banks with maturity within one year. Long-term investments consist of wealth management products with maturity over one year. Investments consisted of the following.

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities	$5,837,445	$5,837,445	$-	$-
Held-to-maturity debt securities	3,000,000	3,000,000	-	-
Long-term investment
Held-to-maturity debt securities	1,000,000	1,000,000	-	-
Total	$9,837,445	$9,837,445	$-	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Short-term investment
Trading securities	$2,408,772	$2,408,772	$-	$-
Held-to-maturity debt securities	1,881,576	1,881,576	-	-
Total	$4,290,348	$4,290,348	$-	$-

Net investment (loss) income for the years ended December 31, 2023, 2022 and 2021 consists of the following.

	December 31,
	2023	2022	2021
Gain (loss) from sales of short-term investments:
Trading securities	$31,097	$(30,848)	$3,945
Held-to-maturity debt securities	11,397	-	17,189
Unrealized holding income (loss) of short-term investments:
Trading securities	49,245	(2,722)	82,241
Held-to-maturity debt securities	184,018	14,207	-
Unrealized holding income of long-term investments:
Held-to-maturity debt securities	54,795	-	-
Net investment income (loss)	$330,552	$(19,363)	$103,375